Consolidated Statement of Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Interest income
Debt securities	$ 9,253	$ 11,234		$ 14,955
Loans held for sale	865	947		892
Loans	28,634	34,230	[1]	44,218	[1]
Equity securities	608	554		962
Other interest income	334	954		5,128
Total interest income	39,694	47,919		66,155
Interest expense
Deposits	388	2,804		8,635
Short-term borrowings	(41)	250		2,316
Long-term debt	3,173	4,471		7,350
Other interest expense	395	438		551
Total interest expense	3,915	7,963		18,852
Net interest income	35,779	39,956		47,303
Noninterest income
Deposit and lending-related fees	6,920	6,602		7,293
Card fees	4,175	3,544		4,016
Mortgage banking	4,956	3,493		2,715
Net gains on trading and securities	7,264	2,710		3,976
Other	3,734	3,847	[1]	7,457	[1]
Total noninterest income	42,713	34,308		39,529
Total revenue	78,492	74,264		86,832
Provision for credit losses	(4,155)	14,129		2,687
Noninterest expense
Personnel	35,541	34,811		35,128
Technology, telecommunications and equipment	3,227	3,099		3,276
Occupancy	2,968	3,263		2,945
Operating losses	1,568	3,523		4,321
Professional and outside services	5,723	6,706		6,745
Advertising and promotion	600	600		1,076
Restructuring charges	76	1,499		0
Other	4,128	4,129		4,687
Total noninterest expense	53,831	57,630		58,178
Income before income tax expense (benefit)	28,816	2,505		25,967
Income tax expense (benefit)	5,578	(1,157)	[1]	5,761	[1]
Net income before noncontrolling interests	23,238	3,662	[2]	20,206	[2]
Less: Net income from noncontrolling interests	1,690	285		491
Net income (loss)	21,548	3,377	[1]	19,715	[1]
Less: Preferred stock dividends and other	1,292	1,591		1,612
Wells Fargo net income applicable to common stock	$ 20,256	$ 1,786	[1]	$ 18,103	[1]
Per share information
Earnings per common share (in dollars per share)	$ 4.99	$ 0.43	[1]	$ 4.12	[1]
Diluted earnings per common share (in dollars per share)	$ 4.95	$ 0.43	[1]	$ 4.09	[1]
Average common shares outstanding (in shares)	4,061.9	4,118.0	[1]	4,393.1	[1]
Diluted average common shares outstanding (in shares)	4,096.2	4,134.2	[1]	4,425.4	[1]
Investment advisory and other asset-based fees [Member]
Noninterest income
Fee income	$ 11,011	$ 9,863	[3]	$ 9,814	[3]
Commissions and brokerage service fees [Member]
Noninterest income
Fee income	2,299	2,384	[3]	2,461	[3]
Investment banking fees [Member]
Noninterest income
Fee income	$ 2,354	$ 1,865		$ 1,797

[1]	In second quarter 2021, we elected to change our accounting method for low-income housing tax credit investments and elected to change the presentation of investment tax credits related to solar energy investments. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).
[2]	In second quarter 2021, we elected to change our accounting method for low-income housing tax credit investments and elected to change the presentation of investment tax credits related to solar energy investments. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).
[3]	In first quarter 2021, trust and investment management fees and asset-based brokerage fees were combined into a single line item for investment advisory and other asset-based fees, and brokerage commissions and other brokerage services fees were combined into a single line item for commissions and brokerage services fees. Prior period balances have been revised to conform with the current period presentation.